BDS-Q1

Quarterly Report
March 31, 2026
MFS®  Corporate Bond Portfolio

MFS® Variable Insurance Trust II

Portfolio of Investments
3/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds – 96.8%
Aerospace & Defense – 2.1%
Boeing Co., 5.15%, 5/01/2030	$473,000	$480,918
Boeing Co., 5.805%, 5/01/2050	990,000	957,059
Honeywell Aerospace, Inc., 4.6%, 3/16/2033 (n)	314,000	310,398
Honeywell Aerospace, Inc., 4.95%, 3/16/2036 (n)	314,000	311,552
Huntington Ingalls Industries, Inc., 5.749%, 1/15/2035	131,000	135,480
TransDigm, Inc., 6.875%, 12/15/2030 (n)	474,000	485,683
		$2,681,090
Asset-Backed & Securitized – 3.6%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 0.99%, 11/15/2054 (i)	$3,758,723	$125,188
Angel Oak Mortgage Trust, 2024-13, “A1”, 5.464%, 12/26/2069 (n)	289,819	290,511
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 5.486% ((SOFR - 1mo. + 0.11448%) + 1.7%), 11/15/2036 (n)	175,000	175,089
ARDN Mortgage Trust, 2025-ARCP, “A”, FLR, 5.422% (SOFR - 1mo. + 1.75%), 6/15/2035 (n)	486,000	484,026
Bayview Financial Revolving Mortgage Loan Trust, FLR, 5.387% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)	19,397	47,758
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.232%, 7/15/2054 (i)	6,804,727	301,357
Colt Funding LLC, 2024-6, “A1”, 5.39%, 11/25/2069 (n)	221,864	222,173
ELM Trust, 2024-ELM, “A10”, 5.994%, 6/10/2039 (n)	345,127	345,808
ELM Trust, 2024-ELM, “D10”, 6.847%, 6/10/2039 (n)	151,693	151,747
Home Owner Mortgage Enhanced, 5.077%, 8/25/2060 (n)	200,314	199,242
Jersey Mikes Funding LLC, 2026-1A, “A2I”, 4.952%, 2/15/2056 (n)	147,000	144,987
Jersey Mikes Funding LLC, 2026-1A, “A2II”, 5.481%, 2/15/2056 (n)	184,000	180,832
KREF 2018-FT1 Ltd., “A”, FLR, 4.862% ((SOFR - 1mo. + 0.11448%) + 1.07%), 2/15/2039 (n)	71,111	71,101
KREF 2018-FT1 Ltd., “AS”, FLR, 5.092% ((SOFR - 1mo. + 0.11448%) + 1.3%), 2/15/2039 (n)	316,500	316,262
MF1 2022-FL8 Ltd., “A”, FLR, 5.026% (SOFR - 1mo. + 1.35%), 2/19/2037 (n)	186,267	186,266
MF1 2024-FL5 LLC, “A”, FLR, 5.367% (SOFR - 1mo. + 1.688%), 8/18/2041 (n)	453,000	453,859
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM3, “A1”, 5.044%, 7/25/2069 (n)	104,419	104,102
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM3, “A1”, 5.53%, 5/25/2070 (n)	109,877	110,176
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)	80,096	80,336
OBX Trust, 2024-NQM15, “A1”, 5.316%, 10/25/2064 (n)	64,689	64,859
OBX Trust, 2024-NQM3, “A1”, 6.129%, 12/25/2063 (n)	101,674	102,184
Provident Funding Mortgage Trust, 2025-3, “A4”, 5.5%, 8/25/2055 (n)	337,992	338,208
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	82,247	82,640
		$4,578,711
Auto & Auto Components – 1.3%
Cummins, Inc., 5.45%, 2/20/2054	$234,000	$225,889
Ford Motor Credit Co. LLC, 5.8%, 3/05/2027	263,000	264,450
Ford Motor Credit Co. LLC, 4.95%, 5/28/2027	260,000	259,922
Ford Motor Credit Co. LLC, 5.113%, 5/03/2029	260,000	257,530
Ford Motor Credit Co. LLC, 5.753%, 4/06/2033	200,000	196,270
Volkswagen Group of America Finance LLC, 4.45%, 9/11/2027 (n)	200,000	199,414
Volkswagen Group of America Finance LLC, 6.2%, 11/16/2028 (n)	252,000	260,541
		$1,664,016
Brokerage & Asset Managers – 3.6%
Charles Schwab Corp., 4.914% to 11/14/2035, FLR (SOFR - 1 day + 1.23%) to 11/14/2036	$791,000	$768,863
Citadel Securities Global Holdings LLC, 5.75%, 3/27/2036 (n)	500,000	493,383
Jane Street Group/JSG Finance, Inc., 6.125%, 11/01/2032 (n)	546,000	539,933
Jane Street Group/JSG Finance, Inc., 6.75%, 5/01/2033 (n)	112,000	113,632
Jefferies Financial Group, Inc., 5.5%, 2/15/2036	423,000	405,993
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	323,000	320,637
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	530,000	506,975
LPL Holdings, Inc., 5.65%, 3/15/2035	466,000	462,008
Osaic Holdings, Inc., 6.75%, 8/01/2032 (n)	296,000	296,037
The Carlyle Group, Inc., 5.05%, 9/19/2035	571,000	550,926
		$4,458,387

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Building – 1.3%
Ferguson Enterprises, Inc., 5%, 10/03/2034	$494,000	$488,164
JH North America Holdings, Inc., 5.875%, 1/31/2031 (n)	255,000	252,881
JH North America Holdings, Inc., 6.125%, 7/31/2032 (n)	233,000	232,072
Vulcan Materials Co., 3.5%, 6/01/2030	141,000	135,160
Vulcan Materials Co., 4.5%, 6/15/2047	322,000	266,730
Vulcan Materials Co., 5.7%, 12/01/2054	235,000	227,845
		$1,602,852
Business Services – 0.9%
Black Pearl Compute LLC, 6.125%, 2/15/2031 (n)	$128,000	$130,278
Fidelity National Information Services, Inc., 4.55%, 3/10/2029	291,000	289,628
Fiserv, Inc., 4.4%, 7/01/2049	315,000	238,176
Paychex, Inc., 5.1%, 4/15/2030	165,000	166,479
Paychex, Inc., 5.35%, 4/15/2032	356,000	357,795
		$1,182,356
Cable TV – 1.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$226,000	$229,499
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	530,000	426,485
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.834%, 10/23/2055	129,000	121,441
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.7%, 12/01/2055	122,000	116,555
Comcast Corp., 2.887%, 11/01/2051	485,000	280,362
Videotron Ltd., 3.625%, 6/15/2029 (n)	414,000	400,698
Videotron Ltd., 5.7%, 1/15/2035 (n)	447,000	451,204
		$2,026,244
Chemicals – 1.1%
Maxam Prill S.à r.l., 7.75%, 7/15/2030 (n)	$491,000	$499,034
SCIH Salt Holdings, Inc., 4.875%, 5/01/2028 (n)	579,000	572,396
SNF Group SACA, 5.626%, 3/31/2031 (n)	244,300	247,183
		$1,318,613
Conglomerates – 1.9%
Eaton Corp. PLC, 4.5%, 3/06/2033	$200,000	$197,258
Eaton Corp. PLC, 4.8%, 3/06/2036	227,000	224,116
GE Vernova, Inc., 4.875%, 2/04/2036	315,000	312,200
nVent Finance S.à r.l., 5.65%, 5/15/2033	165,000	169,181
Regal Rexnord Corp., 6.05%, 4/15/2028	248,000	254,361
Regal Rexnord Corp., 6.3%, 2/15/2030	490,000	513,408
Regal Rexnord Corp., 6.4%, 4/15/2033	323,000	341,408
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028	233,000	233,683
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/2034	157,000	161,483
		$2,407,098
Consumer Products – 0.7%
Haleon US Capital LLC, 3.625%, 3/24/2032	$378,000	$355,186
HFC Prestige Products, Inc./HFC Prestige International US LLC, 4.75%, 1/15/2029 (n)	150,000	145,995
HFC Prestige Products, Inc./HFC Prestige International US LLC, 6.625%, 7/15/2030 (n)	113,000	112,063
Mattel, Inc., 3.75%, 4/01/2029 (n)	216,000	208,896
		$822,140
Consumer Services – 0.9%
Airbnb, Inc., 4.65%, 3/16/2031	$188,000	$187,576
Airbnb, Inc., 5.25%, 3/16/2036	78,000	78,079
CBRE Group, Inc., 5.95%, 8/15/2034	431,000	448,674
Rentokil Terminix LLC, 5%, 4/28/2030 (n)	200,000	200,794
Service Corp. International, 5.75%, 10/15/2032	180,000	179,654
		$1,094,777

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Diversified Financial Services – 2.4%
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	$208,000	$207,989
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	381,000	367,424
Avolon Holdings Funding Ltd., 4.95%, 10/15/2032 (n)	293,000	285,375
FTAI Aviation Investors LLC, 7%, 5/01/2031 (n)	307,000	314,715
Macquarie AirFinance Holdings Ltd., 5.15%, 3/17/2030 (n)	132,000	131,325
Macquarie AirFinance Holdings Ltd., 6.5%, 3/26/2031 (n)	237,000	248,173
Rocket Cos., Inc., 6.125%, 8/01/2030 (n)	162,000	163,495
Rocket Cos., Inc., 6.375%, 8/01/2033 (n)	207,000	209,224
Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031 (n)	189,000	174,405
SMBC Aviation Capital Finance DAC, 5.3%, 4/03/2029 (n)	525,000	532,989
SMBC Aviation Capital Finance DAC, 5.25%, 11/26/2035 (n)	364,000	355,404
		$2,990,518
Electrical Equipment – 0.4%
Arrow Electronics, Inc., 5.875%, 4/10/2034	$458,000	$469,500
Emerging Market Quasi-Sovereign – 0.3%
Comision Federal de Electricidad (United Mexican States), 6.045%, 1/28/2034 (n)	$400,000	$387,640
Emerging Market Sovereign – 1.2%
Eagle Funding LuxCo S.à r.l. (United Mexican States), 5.5%, 8/17/2030 (n)	$311,000	$312,633
United Mexican States, 5.85%, 7/02/2032	405,000	406,458
United Mexican States, 5.625%, 2/09/2034	331,000	323,718
United Mexican States, 6.625%, 1/29/2038	400,000	407,600
		$1,450,409
Energy - Independent – 1.2%
Occidental Petroleum Corp., 4.4%, 4/15/2046	$531,000	$419,898
Pioneer Natural Resources Co., 1.9%, 8/15/2030	94,000	84,543
Pioneer Natural Resources Co., 2.15%, 1/15/2031	592,000	533,505
Santos Finance Ltd., 6.875%, 9/19/2033 (n)	297,000	323,354
Santos Finance Ltd., 5.75%, 11/13/2035 (n)	145,000	145,336
		$1,506,636
Energy - Integrated – 0.2%
BP Capital Markets America, Inc., 3.001%, 3/17/2052	$305,000	$193,002
Entertainment & Leisure – 1.0%
Carnival Corp., 5.75%, 8/01/2032 (n)	$438,000	$437,858
Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031 (n)	207,000	209,040
Royal Caribbean Cruises Ltd., 6%, 2/01/2033 (n)	261,000	263,608
Royal Caribbean Cruises Ltd., 5.375%, 1/15/2036	77,000	75,648
Six Flags Entertainment Corp., 6.625%, 5/01/2032 (n)	266,000	265,361
		$1,251,515
Food & Beverages – 4.0%
Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/2048	$505,000	$423,412
Bacardi-Martini B.V., 5.4%, 6/15/2033 (n)	569,000	563,358
Flowers Foods, Inc., 5.75%, 3/15/2035	269,000	257,001
Flowers Foods, Inc., 6.2%, 3/15/2055	107,000	86,794
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 3.75%, 12/01/2031	417,000	389,424
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 3.625%, 1/15/2032	170,000	157,469
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 6.5%, 12/01/2052	179,000	181,205
Kraft Heinz Foods Co., 4.875%, 10/01/2049	75,000	61,334
Kraft Heinz Foods Co., 5.5%, 6/01/2050	419,000	374,446
Mars, Inc., 4.55%, 4/20/2028 (n)	123,000	123,820
Mars, Inc., 5%, 3/01/2032 (n)	587,000	593,970
Mars, Inc., 5.2%, 3/01/2035 (n)	102,000	102,971
Mars, Inc., 3.95%, 4/01/2049 (n)	307,000	237,466

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – continued
Mars, Inc., 5.7%, 5/01/2055 (n)	$415,000	$404,655
Primo Water Holdings, Inc./Triton Water Holdings, 4.375%, 4/30/2029 (n)	523,000	508,226
SYSCO Corp., 4.45%, 3/15/2048	320,000	252,534
U.S. Foods Holding Corp., 5.75%, 4/15/2033 (n)	263,000	261,831
		$4,979,916
Global Systemically Important Banks – 10.0%
Bank of America Corp., 4.376% to 4/27/2027, FLR (SOFR - 1 day + 1.58%) to 4/27/2028	$392,000	$391,711
Bank of America Corp., 5.819% to 9/15/2028, FLR (SOFR - 1 day + 1.57%) to 9/15/2029	199,000	205,286
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032	351,000	318,083
Bank of America Corp., 5.872% to 9/15/2033, FLR (SOFR - 1 day + 1.84%) to 9/15/2034	261,000	273,309
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	451,000	402,956
BNP Paribas S.A., 6.875% to 12/15/2033, FLR (CMT - 5yr. + 2.853%) to 6/15/2174 (n)	339,000	327,572
Goldman Sachs Group, Inc., 4.692% to 10/23/2029, FLR (SOFR - 1 day + 1.135%) to 10/23/2030	282,000	282,221
Goldman Sachs Group, Inc., 5.016% to 10/23/2034, FLR (SOFR - 1 day + 1.42%) to 10/23/2035	389,000	381,805
Goldman Sachs Group, Inc., 5.065% to 1/21/2036, FLR (SOFR - 1 day + 1.19%) to 1/21/2037	392,000	383,247
HSBC Holdings PLC, 5.13% to 3/03/2030, FLR (SOFR - 1 day + 1.29%) to 3/03/2031	350,000	353,955
HSBC Holdings PLC, 2.871% to 11/22/2031, FLR (SOFR - 1 day + 1.41%) to 11/22/2032	278,000	248,743
HSBC Holdings PLC, 5.279% to 3/10/2036, FLR (SOFR - 1 day + 1.55%) to 3/10/2037	293,000	287,737
JPMorgan Chase & Co., 6.07% to 10/22/2026, FLR (SOFR - 1 day + 1.33%) to 10/22/2027	379,000	382,613
JPMorgan Chase & Co., 4.323% to 4/26/2027, FLR (SOFR - 1 day + 1.56%) to 4/26/2028	257,000	256,883
JPMorgan Chase & Co., 5.581% to 4/22/2029, FLR (SOFR - 1 day + 1.16%) to 4/22/2030	298,000	307,138
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	1,166,000	1,036,473
JPMorgan Chase & Co., 5.336% to 1/23/2034, FLR (SOFR - 1 day + 1.62%) to 1/23/2035	246,000	249,776
JPMorgan Chase & Co., 4.946% to 10/22/2034, FLR (SOFR - 1 day + 1.34%) to 10/22/2035	593,000	586,496
JPMorgan Chase & Co., 4.898% to 1/22/2036, FLR (SOFR - 1 day + 1.07%) to 1/22/2037	528,000	516,653
Mitsubishi UFJ Financial Group, Inc., 1.64% to 10/13/2026, FLR (CMT - 1yr. + 0.67%) to 10/13/2027	423,000	416,573
Mitsubishi UFJ Financial Group, Inc., 5.159%, 4/24/2031	200,000	202,846
Mitsubishi UFJ Financial Group, Inc., 5.188%, 9/12/2036	463,000	459,657
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	235,000	239,190
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031	150,000	143,836
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	306,000	310,486
Morgan Stanley, 5.073% to 1/30/2036, FLR (SOFR - 1 day + 1.184%) to 1/30/2037	736,000	721,074
UBS Group AG, 3.126% to 8/13/2029, FLR (LIBOR - 3mo. + 1.468%) to 8/13/2030 (n)	1,128,000	1,072,874
UBS Group AG, 5.58%, 5/09/2036 (n)	492,000	499,005
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2171 (n)	300,000	264,660
UBS Group AG, 7% to 8/05/2035, FLR (USD SOFR ICE Swap Rate - 5yr. + 3.296%) to 8/05/2172 (n)	269,000	261,489
Wells Fargo & Co., 5.574% to 7/25/2028, FLR (SOFR - 1 day + 1.74%) to 7/25/2029	267,000	273,134
Wells Fargo & Co., 5.244% to 1/24/2030, FLR (SOFR - 1 day + 1.11%) to 1/24/2031	356,000	362,900
Wells Fargo & Co., 5.389% to 4/24/2033, FLR (SOFR - 1 day + 2.02%) to 4/24/2034	127,000	128,902
		$12,549,283
Hardware, Peripherals, & Assembly – 0.1%
Apple, Inc., 2.7%, 8/05/2051	$163,000	$99,828
Healthcare Revenue - Hospitals – 0.1%
Massachusetts Development Finance Agency Rev., Taxable (Middlesex Sustainable Energy Partners), “B”, 7.375%, 10/01/2035	$140,000	$143,116
Industrial – 0.6%
Booz Allen Hamilton, Inc., 5.95%, 4/15/2035	$331,000	$333,699
WSP Global, Inc., 5.714%, 9/18/2036 (n)	460,000	455,862
		$789,561
Insurance – 1.8%
Corebridge Financial, Inc., 6.875% to 12/15/2027, FLR (CMT - 5yr. + 3.846%) to 12/15/2052	$275,000	$277,082
Corebridge Financial, Inc., 6.875% to 12/01/2030, FLR (CMT - 5yr. + 3.181%) to 6/01/2174	245,000	249,649
Corebridge Global Funding, 4.9%, 8/21/2032 (n)	285,000	280,630
Lincoln National Corp., 5.852%, 3/15/2034	305,000	310,392
Northwestern Mutual Life Insurance Co., 6.17%, 5/29/2055 (n)	410,000	421,139

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance – continued
Pacific Life Insurance Co., 5.95%, 9/15/2055 (n)	$399,000	$391,481
Sammons Financial Group, Inc., 6.875%, 4/15/2034 (n)	358,000	379,038
		$2,309,411
Insurance - Health – 1.6%
Elevance Health, Inc., 5.65%, 6/15/2054	$439,000	$413,563
Humana, Inc., 5.375%, 4/15/2031	265,000	267,848
Humana, Inc., 5.55%, 5/01/2035	266,000	263,023
Humana, Inc., 4.95%, 10/01/2044	232,000	194,222
UnitedHealth Group, Inc., 5.3%, 2/15/2030	138,000	141,849
UnitedHealth Group, Inc., 5.5%, 7/15/2044	348,000	335,819
UnitedHealth Group, Inc., 5.875%, 2/15/2053	335,000	329,930
		$1,946,254
Insurance - Property & Casualty – 3.2%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 4/15/2028 (n)	$391,000	$393,131
American International Group, Inc., 4.85%, 5/07/2030	128,000	129,286
American International Group, Inc., 5.125%, 3/27/2033	499,000	503,809
Arthur J. Gallagher & Co., 6.5%, 2/15/2034	231,000	249,791
Arthur J. Gallagher & Co., 6.75%, 2/15/2054	378,000	408,177
Asurion LLC, 8%, 12/31/2032 (n)	300,000	311,234
Brown & Brown, Inc., 5.25%, 6/23/2032	82,000	81,773
Brown & Brown, Inc., 6.25%, 6/23/2055	72,000	71,797
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	268,000	249,535
Fairfax Financial Holdings Ltd., 6.35%, 3/22/2054	349,000	351,663
Fairfax Financial Holdings Ltd., 6.5%, 5/20/2055	223,000	228,804
Marsh & McLennan Cos., Inc., 4.85%, 11/15/2031	360,000	362,936
Marsh & McLennan Cos., Inc., 5.4%, 3/15/2055	203,000	190,339
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)	131,000	131,440
Progressive Corp., 5.15%, 3/26/2036	311,000	311,439
		$3,975,154
International Market Quasi-Sovereign – 0.6%
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)	$299,000	$308,772
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)	499,000	441,253
		$750,025
International Market Sovereign – 0.6%
Government of Bermuda, 5%, 7/15/2032 (n)	$783,000	$779,085
Machinery & Tools – 0.8%
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	$200,000	$201,951
Ashtead Capital, Inc., 5.95%, 10/15/2033 (n)	200,000	205,814
CNH Industrial Capital LLC, 5.5%, 1/12/2029	310,000	317,706
CNH Industrial N.V., 3.85%, 11/15/2027	328,000	324,655
		$1,050,126
Media – 1.0%
Walt Disney Co., 3.5%, 5/13/2040	$413,000	$338,028
Walt Disney Co., 4.75%, 9/15/2044	72,000	63,961
Walt Disney Co., 3.6%, 1/13/2051	252,000	182,406
WMG Acquisition Corp., 3.75%, 12/01/2029 (n)	344,000	326,659
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)	323,000	303,588
		$1,214,642
Medical & Health Technology & Services – 2.2%
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	$366,000	$338,523
Alcon Finance Corp., 3.8%, 9/23/2049 (n)	230,000	171,014
Baxter International, Inc., 4.9%, 12/15/2030	115,000	113,517

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
Baxter International, Inc., 5.65%, 12/15/2035	$163,000	$159,190
CommonSpirit Health, 5.662%, 9/01/2055	213,000	205,030
HCA, Inc., 4.9%, 11/15/2035	147,000	142,121
HCA, Inc., 5.7%, 11/15/2055	243,000	226,049
ICON Investments Six DAC, 5.809%, 5/08/2027	360,000	361,823
ICON Investments Six DAC, 5.849%, 5/08/2029	315,000	321,179
Marin General Hospital, 7.242%, 8/01/2045	272,000	293,210
Thermo Fisher Scientific, Inc., 4.473%, 10/07/2032	476,000	471,007
		$2,802,663
Medical Equipment – 1.4%
Abbott Laboratories, 4.65%, 3/15/2036	$550,000	$537,822
Augusta SpinCo Corp., 4.945%, 3/23/2033	209,000	208,277
Augusta SpinCo Corp., 5.245%, 3/23/2036	231,000	231,055
Danaher Corp., 2.6%, 10/01/2050	518,000	309,564
Stryker Corp., 4.625%, 9/11/2034	480,000	468,556
		$1,755,274
Metals & Mining – 1.0%
FMG Resources (August 2006) Pty Ltd., 4.375%, 4/01/2031 (n)	$313,000	$295,737
Glencore Finance (Canada) Ltd., 5.55%, 10/25/2042 (n)	30,000	28,617
IAMGOLD Corp., 5.75%, 10/15/2028 (n)	437,000	434,873
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)	496,000	512,229
		$1,271,456
Midstream – 4.5%
Cheniere Energy Partners, L.P., 5.55%, 10/30/2035	$436,000	$444,000
Columbia Pipelines Holdings Co. LLC, 6.055%, 8/15/2026 (n)	105,000	105,477
Columbia Pipelines Operating Co. LLC, 6.497%, 8/15/2043 (n)	258,000	269,381
Columbia Pipelines Operating Co. LLC, 6.544%, 11/15/2053 (n)	257,000	269,602
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054	542,000	510,494
Energy Transfer LP, 6.5% to 2/15/2031, FLR (CMT - 5yr. + 2.676%) to 2/15/2056	228,000	225,259
Energy Transfer LP, 7.125% to 5/15/2030, FLR (CMT - 5yr. + 5.306%) to 5/15/2171	194,000	197,458
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027 (n)	163,569	159,117
Plains All American Pipeline LP, 5.95%, 6/15/2035	292,000	301,489
Plains All American Pipeline LP, 5.6%, 1/15/2036	216,000	216,700
Plains All American Pipeline LP, 4.9%, 2/15/2045	425,000	368,146
Rockies Express Pipeline LLC, 4.95%, 7/15/2029 (n)	454,000	442,679
Rockies Express Pipeline LLC, 7.5%, 7/15/2038 (n)	119,000	124,189
Rockies Express Pipeline LLC, 6.875%, 4/15/2040 (n)	92,000	91,583
Sunoco LP, 6.625%, 8/15/2032 (n)	476,000	483,457
Targa Resources Corp., 4.2%, 2/01/2033	220,000	208,282
Targa Resources Corp., 4.95%, 4/15/2052	551,000	460,634
Targa Resources Corp., 6.25%, 7/01/2052	200,000	199,153
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	70,000	71,598
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)	264,000	244,888
Venture Global LNG, Inc., 9% to 9/30/2029, FLR (CMT - 5yr. + 5.44%) to 3/30/2173 (n)	209,000	208,174
Venture Global Plaquemines LNG LLC, 6.75%, 1/15/2036 (n)	90,000	95,324
		$5,697,084
Municipals – 0.4%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 2.746%, 6/01/2034	$225,000	$199,113
New Hampshire National Finance Authority, Utility Refunding Rev., Taxable (Wheeling Power Co. Project), “A”, 6.89%, 4/01/2034	275,000	287,544
		$486,657
Natural Gas - Distribution – 0.4%
Boston Gas Co., 5.843%, 1/10/2035 (n)	$540,000	$565,044

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Network & Telecom – 0.5%
NTT Finance Corp., 5.171%, 7/16/2032 (n)	$463,000	$466,388
NTT Finance Corp., 5.502%, 7/16/2035 (n)	200,000	202,846
		$669,234
Non-Global Systemically Important Banks – 8.2%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)	$578,000	$604,930
AIB Group PLC, 5.871% to 3/28/2034, FLR (SOFR - 1 day + 1.91%) to 3/28/2035 (n)	200,000	206,672
Bank Hapoalim B.M., 4.722%, 7/14/2029 (n)	573,000	565,979
BBVA Bancomer S.A. (Texas), 8.125%, 1/08/2039 (n)	332,000	349,651
BPCE S.A., 5.716% to 1/18/2029, FLR (CMT - 1yr. + 1.959%) to 1/18/2030 (n)	406,000	416,169
CaixaBank S.A., 5.673% to 3/15/2029, FLR (SOFR - 1 day + 1.78%) to 3/15/2030 (n)	200,000	205,484
CaixaBank S.A., 6.84% to 9/13/2033, FLR (SOFR - 1 day + 2.77%) to 9/13/2034 (n)	610,000	664,345
Commonwealth Bank of Australia, 3.61% to 9/12/2029, FLR (CMT - 1yr. + 2.05%) to 9/12/2034 (n)	631,000	606,034
Commonwealth Bank of Australia, 3.305%, 3/11/2041 (n)	280,000	213,062
Danske Bank A.S., 5.705% to 3/01/2029, FLR (CMT - 1yr. + 1.4%) to 3/01/2030 (n)	499,000	513,227
Deutsche Bank AG, 5.706% to 2/08/2027, FLR (SOFR - 1 day + 1.594%) to 2/08/2028	362,000	365,028
Deutsche Bank AG, 5.373% to 1/10/2028, FLR (SOFR - 1 day + 1.21%) to 1/10/2029	436,000	441,021
Deutsche Bank AG, 4.95% to 8/04/2030, FLR (SOFR - 1 day + 1.3%) to 8/04/2031	213,000	212,198
Deutsche Bank AG, 7.079% to 2/10/2033, FLR (SOFR - 1 day + 3.65%) to 2/10/2034	283,000	303,258
M&T Bank Corp., 7.413% to 10/30/2028, FLR (SOFR - 1 day + 2.80%) to 10/30/2029	153,000	163,504
M&T Bank Corp., 5.053% to 1/27/2033, FLR (SOFR - 1 day + 1.850%) to 1/27/2034	267,000	263,723
Manufacturers and Traders Trust Co., 4.7%, 1/27/2028	265,000	266,561
National Australia Bank Ltd., 3.347% to 1/12/2032, FLR (CMT - 5yr. + 1.7%) to 1/12/2037 (n)	673,000	608,660
Nationwide Building Society, 4.351%, 9/30/2030 (n)	461,000	453,703
Nordea Bank Abp, 1.5%, 9/30/2026 (n)	721,000	711,590
PNC Financial Services Group, Inc., 5.3% to 1/21/2027, FLR (SOFR - 1 day + 1.342%) to 1/21/2028	200,000	201,368
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035	266,000	273,636
PNC Financial Services Group, Inc., 5.575% to 1/29/2035, FLR (SOFR - 1 day + 1.394%) to 1/29/2036	302,000	308,313
Sumitomo Mitsui Financial Group, Inc., 1.71%, 1/12/2031	854,000	745,947
Truist Financial Corp., 7.161% to 10/30/2028, FLR (SOFR - 1 day + 2.446%) to 10/30/2029	388,000	412,379
UniCredit S.p.A., 1.982% to 6/03/2026, FLR (CMT - 1yr. + 1.2%) to 6/03/2027 (n)	201,000	200,072
		$10,276,514
Pharmaceuticals & Biotechnology – 1.6%
AbbVie, Inc., 4.75%, 3/15/2036	$210,000	$206,035
AbbVie, Inc., 5.35%, 3/15/2044	468,000	455,524
AbbVie, Inc., 5.4%, 3/15/2054	271,000	258,766
Eli Lilly & Co., 5.5%, 2/12/2055	181,000	177,414
Merck & Co., Inc., 4.75%, 12/04/2035	471,000	462,163
Pfizer Investment Enterprises Pte. Ltd., 5.3%, 5/19/2053	285,000	264,871
Pfizer, Inc., 2.55%, 5/28/2040	188,000	136,280
		$1,961,053
Pollution Control – 0.2%
GFL Environmental, Inc., 3.5%, 9/01/2028 (n)	$222,000	$215,853
Railroads – 0.8%
Burlington Northern Santa Fe LLC, 5.2%, 4/15/2054	$493,000	$453,670
Burlington Northern Sante Fe LLC, 5.5%, 3/15/2055	192,000	185,099
Canadian Pacific Railway Co., 3.1%, 12/02/2051	649,000	423,800
		$1,062,569
Real Estate - Apartment – 0.7%
American Homes 4 Rent LP, REIT, 5.5%, 7/15/2034	$167,000	$167,059
American Homes 4 Rent LP, REIT, 5.25%, 3/15/2035	637,000	627,471
American Homes 4 Rent LP, REIT, 4.3%, 4/15/2052	171,000	130,098
		$924,628

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Real Estate - Other – 0.5%
Lexington Realty Trust Co., 2.375%, 10/01/2031	$423,000	$367,136
Prologis LP, REIT, 5.125%, 1/15/2034	311,000	314,401
		$681,537
Real Estate - Retail – 0.8%
NNN REIT, Inc., 5.6%, 10/15/2033	$303,000	$311,807
STORE Capital Corp., REIT, 4.625%, 3/15/2029	233,000	230,515
STORE Capital Corp., REIT, 2.7%, 12/01/2031	591,000	514,277
		$1,056,599
Real Estate - Storage & Office – 1.5%
Boston Properties LP, REIT, 2.75%, 10/01/2026	$300,000	$297,217
COPT Defense Properties, 4.5%, 10/15/2030	153,000	151,023
Corporate Office Property LP, REIT, 2%, 1/15/2029	286,000	266,744
Corporate Office Property LP, REIT, 2.75%, 4/15/2031	140,000	126,760
Cousins Properties, Inc., REIT, 5.875%, 10/01/2034	232,000	234,954
Highwoods Realty LP, 5.35%, 1/15/2033	526,000	513,585
Vornado Realty LP, 5.75%, 2/01/2033	287,000	281,440
		$1,871,723
Refining – 0.3%
MC Brazil Downstream Trading S.à r.l., 7.25%, 6/30/2031	$268,226	$241,752
Raizen Fuels Finance S.A., 6.25%, 7/08/2032 (a)(n)	291,000	160,778
		$402,530
Retail & E-commerce – 1.4%
Alimentation Couche-Tard, Inc., 3.8%, 1/25/2050 (n)	$360,000	$263,336
Amazon.com, Inc., 5.65%, 3/13/2046	522,000	520,194
DICK'S Sporting Goods, 4.1%, 1/15/2052	365,000	258,526
Home Depot, Inc., 4.85%, 6/25/2031	137,000	140,048
Home Depot, Inc., 3.3%, 4/15/2040	416,000	332,364
O'Reilly Automotive, Inc., 5.1%, 3/12/2036	209,000	206,264
		$1,720,732
Semiconductor & Electronic Components – 1.9%
Broadcom, Inc., 5.05%, 7/12/2029	$277,000	$282,727
Broadcom, Inc., 5.2%, 7/15/2035	373,000	375,909
Broadcom, Inc., 4.8%, 2/15/2036	329,000	320,754
Broadcom, Inc., 5.7%, 1/15/2056	282,000	280,538
Intel Corp., 5.7%, 2/10/2053	231,000	212,697
NXP B.V./NXP Funding LLC/NXP USA, Inc., 5%, 1/15/2033	108,000	107,485
NXP B.V./NXP Funding LLC/NXP USA, Inc., 5.25%, 8/19/2035	625,000	623,106
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.125%, 2/15/2042	183,000	129,573
		$2,332,789
Software – 1.9%
Microsoft Corp., 2.525%, 6/01/2050	$124,000	$74,351
Microsoft Corp., 2.5%, 9/15/2050	487,000	289,328
Oracle Corp., 4.95%, 2/04/2031	338,000	330,713
Oracle Corp., 4.8%, 9/26/2032	127,000	120,948
Oracle Corp., 5.35%, 5/04/2033	433,000	421,517
Oracle Corp., 5.2%, 9/26/2035	138,000	129,443
Oracle Corp., 5.7%, 2/04/2036	268,000	257,679
Oracle Corp., 4%, 7/15/2046	122,000	82,159
Oracle Corp., 5.55%, 2/06/2053	128,000	102,126
Salesforce, Inc., 4.9%, 9/15/2031	271,000	270,616
Salesforce, Inc., 5.55%, 3/15/2036	314,000	313,023
		$2,391,903

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Supermarkets – 0.2%
Kroger Co., 5.5%, 9/15/2054	$272,000	$252,601
Telecommunications - Wireless – 2.0%
American Tower Corp., 5.2%, 2/15/2029	$359,000	$365,085
American Tower Corp., 5.45%, 2/15/2034	292,000	296,836
American Tower Corp., 3.7%, 10/15/2049	190,000	136,391
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)	565,000	446,420
Rogers Communications, Inc., 4.5%, 3/15/2042	288,000	242,866
Rogers Communications, Inc., 4.55%, 3/15/2052	63,000	49,760
T-Mobile USA, Inc., 5.05%, 7/15/2033	111,000	111,769
T-Mobile USA, Inc., 3%, 2/15/2041	553,000	404,313
Vodafone Group PLC, 5.625%, 2/10/2053	480,000	448,238
		$2,501,678
Tobacco – 1.0%
B.A.T. Capital Corp., 6.343%, 8/02/2030	$389,000	$415,250
Imperial Brands Finance PLC, 5.5%, 2/01/2030 (n)	325,000	333,334
Japan Tobacco, Inc., 5.25%, 6/15/2030 (n)	442,000	453,024
		$1,201,608
Transportation & Logistics – 0.7%
Element Fleet Management Corp., 6.319%, 12/04/2028 (n)	$564,000	$587,663
Element Fleet Management Corp., 5.037%, 3/25/2030 (n)	326,000	329,000
		$916,663
Travel, Gaming, & Lodging – 2.0%
Flutter Treasury DAC, 6.375%, 4/29/2029 (n)	$418,000	$425,539
Flutter Treasury DAC, 5.875%, 6/04/2031 (n)	482,000	477,512
Las Vegas Sands Corp., 5.9%, 6/01/2027	198,000	200,574
Las Vegas Sands Corp., 6.2%, 8/15/2034	289,000	296,134
Marriott International, Inc., 2.85%, 4/15/2031	213,000	195,043
Sands China Ltd., 2.85%, 3/08/2029	400,000	376,665
VICI Properties LP/VICI Note Co., Inc., 4.25%, 12/01/2026 (n)	266,000	265,273
Wynn Macau Ltd., 5.5%, 10/01/2027 (n)	256,000	253,426
		$2,490,166
U.S. Treasury Obligations – 0.4%
U.S. Treasury Bonds, 4.75%, 5/15/2055 (f)	$127,000	$123,661
U.S. Treasury Bonds, 5%, 5/15/2045 (f)	187,000	189,433
U.S. Treasury Bonds, 4.75%, 2/15/2056	256,000	249,680
		$562,774
Utilities – 8.8%
Adani Electricity Mumbai Ltd., 3.949%, 2/12/2030 (n)	$200,000	$182,313
Adani Electricity Mumbai Ltd., 3.867%, 7/22/2031 (n)	200,000	175,380
Adani Transmission Step-One Ltd., 4%, 8/03/2026	415,000	414,589
Adani Transmission Step-One Ltd., 4.25%, 5/21/2036	140,315	122,269
AEP Texas, Inc., 5.2%, 4/15/2036	208,000	204,560
AEP Transmission Co. LLC, 5.375%, 6/15/2035	296,000	300,480
AEP Transmission Co. LLC, 5.4%, 3/15/2053	216,000	203,103
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026	181,000	181,149
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	181,000	162,171
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043	120,000	111,795
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053	100,000	81,710
Duke Energy Carolinas LLC, 2.45%, 2/01/2030	277,000	257,656
Duke Energy Florida LLC, 3.4%, 10/01/2046	158,000	112,216
Duke Energy Florida LLC, 6.2%, 11/15/2053	272,000	284,826
Enel Finance International N.V., 4.625%, 6/15/2027 (n)	400,000	400,827
Enel Finance International N.V., 7.75%, 10/14/2052 (n)	296,000	347,397

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities – continued
Eversource Energy, 4.45%, 12/15/2030	$185,000	$182,481
Eversource Energy, 5.5%, 1/01/2034	373,000	378,251
FirstEnergy Corp., 3.9%, 7/15/2027	262,000	259,866
FirstEnergy Corp., 3.4%, 3/01/2050	533,000	354,604
Florida Power & Light Co., 2.45%, 2/03/2032	204,000	182,505
Florida Power & Light Co., 3.95%, 3/01/2048	287,000	223,374
Georgia Power Co., 4.7%, 5/15/2032	139,000	139,059
Georgia Power Co., 4.95%, 5/17/2033	130,000	131,025
Georgia Power Co., 5.125%, 5/15/2052	362,000	328,879
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	645,000	579,423
MidAmerican Energy Co., 5.85%, 9/15/2054	369,000	370,475
Northern States Power Co. of Minnesota, 5.05%, 5/15/2035	437,000	440,037
Oncor Electric Delivery Co. LLC, 5.35%, 4/01/2035	312,000	318,813
Pacific Gas & Electric Co., 5.45%, 6/15/2027	126,000	127,253
Pacific Gas & Electric Co., 2.5%, 2/01/2031	235,000	210,608
Pacific Gas & Electric Co., 4%, 12/01/2046	264,000	193,222
PPL Electric Utilities Corp., 4.85%, 2/15/2034	367,000	365,716
PSEG Power LLC, 5.2%, 5/15/2030 (n)	383,000	388,790
PSEG Power LLC, 5.75%, 5/15/2035 (n)	301,000	305,715
Public Service Electric & Gas Co., 5.5%, 3/01/2055	240,000	231,671
Southern California Edison Co., 4.5%, 9/01/2040	130,000	111,632
Vistra Operations Co. LLC, 4.7%, 1/31/2031 (n)	396,000	389,624
Vistra Operations Co. LLC, 5.35%, 1/31/2036 (n)	396,000	387,365
Xcel Energy, Inc., 5.5%, 3/15/2034	443,000	450,328
XPLR Infrastructure Operating Partners LP, 7.25%, 1/15/2029 (n)	118,000	121,442
XPLR Infrastructure Operating Partners LP, 8.375%, 1/15/2031 (n)	274,000	288,440
XPLR Infrastructure Operating Partners LP, 8.625%, 3/15/2033 (n)	59,000	62,329
		$11,065,368
Utilities - Gas – 1.4%
APA Infrastructure Ltd., 5%, 3/23/2035 (n)	$251,000	$245,899
APA Infrastructure Ltd., 5.75%, 9/16/2044 (n)	431,000	428,094
Spire, Inc., 4.6%, 9/01/2031	622,000	614,622
Spire, Inc., 6.25%, 6/01/2056	425,000	420,260
		$1,708,875
Total Bonds		$121,517,480
Mutual Funds (h) – 1.9%
Money Market Funds – 1.9%
MFS Institutional Money Market Portfolio, 3.71% (v)	2,427,790	$2,427,790

Other Assets, Less Liabilities – 1.3%		1,576,373
Net Assets – 100.0%		$125,521,643

(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,427,790 and
$121,517,480, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $47,826,212, representing 38.1% of net assets.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

Derivative Contracts at 3/31/26
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr	Short	USD	9	$973,617	June – 2026	$12,217
U.S. Treasury Ultra Note 10 yr	Short	USD	16	1,816,250	June – 2026	25,884
						$38,101
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Long	USD	33	$3,757,875	June – 2026	$(120,500)
U.S. Treasury Note 2 yr	Long	USD	11	2,281,898	June – 2026	(17,399)
U.S. Treasury Ultra Bond 30 yr	Long	USD	19	2,214,688	June – 2026	(62,862)
						$(200,761)
At March 31, 2026, the fund had liquid securities collateral with an aggregate value of $225,460 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of March 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$562,774	$—	$562,774
Non - U.S. Sovereign Debt	—	3,367,159	—	3,367,159
Municipal Bonds	—	629,773	—	629,773
U.S. Corporate Bonds	—	80,302,692	—	80,302,692
Residential Mortgage-Backed Securities	—	1,559,549	—	1,559,549
Commercial Mortgage-Backed Securities	—	1,408,126	—	1,408,126
Asset-Backed Securities (including CDOs)	—	1,611,036	—	1,611,036
Foreign Bonds	—	32,076,371	—	32,076,371
Investment Companies	2,427,790	—	—	2,427,790
Total	$2,427,790	$121,517,480	$—	$123,945,270
Other Financial Instruments
Futures Contracts – Assets	$38,101	$—	$—	$38,101
Futures Contracts – Liabilities	(200,761)	—	—	(200,761)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended March 31, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,764,207	$11,383,879	$10,719,873	$(378)	$(45)	$2,427,790

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$19,291	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2026, are as follows:
United States	71.5%
Canada	3.7%
United Kingdom	3.1%
Australia	3.0%
Ireland	2.8%
Japan	2.4%
Mexico	1.8%
Switzerland	1.7%
Germany	1.4%
Other Countries	8.6%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.